     Supplement dated August 11, 2004 to Prospectuses dated April 30, 2004 for
       ENSEMBLE II, ENSEMBLE III, ENSEMBLE EXEC, ENSEMBLE ACCUMULATOR
               AND ENSEMBLE PROTECTOR VARIABLE LIFE INSURANCE
                     ISSUED BY:  JPF SEPARATE ACCOUNT A
               OF JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                                      and
              ENSEMBLE SL VARIABLE SURVIVORSHIP LIFE INSURANCE
                     ISSUED BY:  JPF SEPARATE ACCOUNT C
               OF JEFFERSON PILOT FINANCIAL INSURANCE COMPANY



This supplement updates certain information contained in the prospectuses and, to the extent inconsistent, it supersedes it. Retain it with your Ensemble II, Ensemble III, Ensemble EXEC, Ensemble Accumulator, Ensemble Protector and/or Ensemble SL prospectus(es) for future reference. You may obtain additional copies of the prospectuses free of charge, by writing or calling Jefferson Pilot Financial Insurance Company ("JP Financial") at the address or telephone number set forth below.

The information on page 17 of the Ensemble II and Ensemble EXEC prospectuses, page 18 of the Ensemble III and Ensemble Accumulator prospectuses, page 16 of the Ensemble Protector and Ensemble SL prospectuses, in the chart captioned "PORTFOLIO CHOICES" and sub-captioned "MID-CAP GROWTH" is amended as follows:

"PORTFOLIO NAME                            OBJECTIVE                                    MANAGER
JPVF Mid-Cap Growth Portfolio              Seeks capital appreciation.                  Turner."

The information on page 17 of the Ensemble II and Ensemble EXEC prospectuses, page 18 of the Ensemble III and Ensemble Accumulator prospectuses, page 16 of the Ensemble Protector and Ensemble SL prospectuses in the chart captioned "PORTFOLIO CHOICES" and sub-captioned "MID-CAP VALUE" is amended as follows:



"PORTFOLIO NAME                            OBJECTIVE                                    MANAGER
JPVF Mid-Cap Value Portfolio               Seeks long-term capital appreciation.        Wellington."



                         Jefferson Pilot Financial Insurance Company
                                     One Granite Place
                               Concord, New Hampshire 03301
                                      (800) 453-8588



                    PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE